U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.      Name and address of issuer: Columbus Funds, Inc., 227 Washington Street
        Columbus, IN 47202
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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

             Columbus Corporate Opportunity Fund
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3.      Investment Company Act File Number: 811-21463

        Securities Act File Number:   333-110280
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4(a).   Last day of fiscal year for which this notice is filed:
        September 30, 2005
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4(b).   [  ]Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due:
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4(c).   [  ]Check box if this is the last time the issuer will be filing this Form.
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5.      Calculation of registration fee:

        (i)   Aggregate sales price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                            $33,158
                                                                        -------
        (ii)  Aggregate price of securities redeemed
              or repurchased during the fiscal year:       $553,722
                                                           --------
        (iii) Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable
              to the Commission:                                 $0
                                                                 --
        (iv)  Total available redemption credits
              [(add Items 5(ii) and 5(iii)]:                           $553,722
                                                                       --------
        (v)   Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                   -$520,564
                                                                      ---------
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        (vi)  Redemption credits available for use in
              future years                                       $0
              - if Item 5(i) is less than Item 5(iv)             --
              [subtract Item 5(iv) from Item 5(i)]:
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        (vii) Multiplier for determining registration fee
              (See Instruction C.9):                              X   0.0001177
                                                                      ---------
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        (viii)Registration fee due
              [multiply Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                       =       $0.00
                                                                          -----
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6.      Prepaid Shares
        If the response to Item 5(i) was determined
        by deducting an amount of securities that
        were registered under the Securities Act
        of 1933 pursuant to rule 24e-2 as in effect
        before October 11, 1997, then report the amount
        of securities (number of shares or other units)
        deducted here:        -         .
                      ------------------
        If there is a number of shares or other units
        that were registered pursuant to rule 24e-2
        remaining unsold at the end of the fiscal year
        for which this form is filed that are available
        for use by the issuer in future fiscal years,
        then state that number here:         -        .
                                    ------------------
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7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):
                                                                  +          $0
                                                                             --
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8.      Total of the amount of the registration fee due
        plus any interest due [line 5(viii) plus line 7]:
                                                                  =       $0.00
                                                                          -----
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9.      Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:

                        Method of Delivery:

                                            [ ]    Wire Transfer

                                            [ ]    Mail or other means

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



        By (Signature and Title)*   /s/David B. McKinney
                                    ------------------------------------

                                    David B. McKinney, Treasurer
                                    ------------------------------------



        Date   October 14, 2005
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 * Please print the name and title of the signing officer below the signature.
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